INVESTMENTS, DEBTS AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of financial assets	The Company holds the following investments and derivative assets:

	June 30, 2022	December 31, 2021

At fair value
Derivatives not designated as hedges	—	—
Derivatives designated as net investment hedges	—	—
Other	52	37
	52	37

At amortized cost
Security deposits and cash collateral	63	49
Bank deposits	5	—
Other investments	118	99
	186	148

Total investments and derivatives	238	185
Non-current	125	99
Current	113	86

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

	June 30, 2022	December 31, 2021

At fair value
Derivatives not designated as hedges	8	4
Derivatives designated as net investment hedges	—	4
Contingent consideration	1	—
	9	8

At amortized cost
Principal amount outstanding	8,674	7,595
Interest accrued	88	86
Discounts, unamortized fees, hedge basis adjustment	(18)	(15)
Bank loans and bonds	8,744	7,666

Lease liabilities	3,595	2,667
Put-option liability over non-controlling interest	27	16
Other financial liabilities	206	289
	12,572	10,638

Total debt and derivatives	12,581	10,646
Non-current	9,439	9,404
Current	3,142	1,242